Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium
Issued and fully paid

HSBC Bank plc £1.00 ordinary shares
	2023		2022
	Number	£m	Number	£m
At 1 Jan	796,969,112	797	796,969,111	797
At 31 Dec	796,969,113	797	796,969,112	797

HSBC Bank plc share premium
	2023[1]	2022
	£m	£m
At 31 Dec	1,004	420
1 Increase relates to share premium on issuance of 1 ordinary Share (£1/ per Share) to HSBC Holdings plc ('HGHQ').

Total called up share capital and share premium
	2023	2022
	£m	£m
At 31 Dec	1,801	1,217

HSBC Bank plc $0.01 non-cumulative third dollar preference shares
	2023		2022
	Number	£000	Number	£000
At 1 Jan and 31 Dec	35,000,000	172	35,000,000	172

Disclosure of other equity instruments
Other equity instruments

HSBC Bank plc additional tier 1 instruments
		First call date	2023	2022
			£m	£m
€1,900m	5.950% Undated Subordinated Resettable Additional Tier 1 instrument 2015[1]	Dec 2020	1,388	1,388
€235m	5.650% Undated Subordinated Resettable Additional Tier 1 instrument 2016[1]	Jan 2022	197	197
€300m	3.813% Undated Subordinated Resettable Additional Tier 1 instrument 2018[1]	Mar 2023	263	263
£555m	5.063% Undated Subordinated Resettable Additional Tier 1 instrument 2018[1]	Mar 2023	555	555
£500m	4.750% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	500	500
€250m	3.500% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	213	213
£431m	4.551% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	431	431
€200m	5.039% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	175	175
€250m	FRN Undated Subordinated Resettable Additional Tier 1 instruments 2022[2]	Mar 2027	208	208
At 31 Dec			3,930	3,930
1 Instruments are contractually callable on any interest payment date after the first call date. Interest rates reset every five years if not called.
2 Interest is floating, based on 3 month EURIBOR + 4.060%.